Fair Value Measurements (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fund percentage in employer common stock	1.00%	2.00%
Investments at fair value	$ 246,518,368	$ 226,364,521
Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant authorized percentage	10000.00%	10000.00%
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 7,751,384	$ 8,550,234
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,143,818	4,724,625
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,445,817	3,736,556
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	161,750	89,053
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	7,751,384	8,550,234
Quoted Prices in Active Markets for Identical Assets (Level 1) | Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,143,818	4,724,625
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,445,817	3,736,556
Quoted Prices in Active Markets for Identical Assets (Level 1) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	161,750	89,053
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	238,766,984	217,814,287
NAV | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 238,766,984	$ 217,814,287